EQUITY - BBUC Exchangeable Shares (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Brookfield Wealth Solutions | Redemption- exchange units
Disclosure of classes of share capital [line items]
Balance at end of period (in shares)	10,317,747
BBCU exchangeable shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	72,954,446
Repurchased and canceled (in shares)	(2,957,523)	0
Converted to LP Units (in shares)	(184)
Balance at end of period (in shares)	69,996,739